SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 66,056	$ 46,277	$ 375,535